Leases	12 Months Ended
Sep. 30, 2024
Leases [Abstract]
LEASES

Note 10 — LeaseS

The Company has several operating leases for offices. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. Lease expenses for the years ended September 30, 2024, 2023 and 2022 were $792,804, $766,930 and $730,718, respectively.

Effective October 1, 2022, the Company adopted the new lease accounting standard using a modified retrospective transition method which allowed the Company not to recast comparative periods presented in its consolidated financial statements. In addition, the Company elected the package of practical expedients, which allowed the Company to not reassess whether any existing contracts contain a lease, to not reassess historical lease classification as operating or finance leases, and to not reassess initial direct costs. The Company has not elected the practical expedient to use hindsight to determine the lease term for its leases at transition. The Company combines the lease and non-lease components in determining the ROU assets and related lease obligation. Adoption of this standard resulted in the recording of operating lease ROU assets and corresponding operating lease liabilities as disclosed below and had no impact on accumulated deficit as of October 1, 2022. ROU assets and related lease obligations are recognized at commencement date based on the present value of remaining lease payments over the lease term.

The table below presents the operating lease related assets and liabilities recorded on the consolidated balance sheets.

	September 30, 2024	September 30, 2023

Operating lease right-of-use assets, net	$702,453	$1,358,342

Operating lease liabilities - current	$246,809	$551,384
Operating lease liabilities - non-current	409,703	882,617
Total operating lease liabilities	$656,512	$1,434,001

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of September 30, 2024:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	3.25 years
Weighted average discount rate	7.9%

The following is a schedule of maturities of lease liabilities as of September 30, 2024:

Twelve months ending September 30,
2025	$288,525
2026	208,208
2027	134,655
2028	92,624
2029	23,157
Total future minimum lease payments	747,169
Less: imputed interest	(90,657)
Present value of lease liabilities	$656,512